Long-Term Debt, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Long-Term Debt [Abstract]
Secured loan facilities	$ 178,064	$ 178,447
Less: Deferred financing costs	(856)	(942)
Total	177,208	177,505
Less - current portion	(6,583)	(718)
Long-term portion	$ 170,625	$ 176,787